Putnam AMT-Free Municipal Fund
Fund summary
Goal
Putnam AMT-Free Municipal Fund seeks high current income exempt from federal income tax.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam AMT-Free Municipal Fund	Class A		Class B		Class C		Class M	Class Y
Share class	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam AMT-Free Municipal Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.10%		0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	0.77%		1.39%	1.54%	1.04%	0.54%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam AMT-Free Municipal Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	475	642	257	428	55
3 years	636	740	486	645	173
5 years	811	961	839	880	302
10 years	1,316	1,499	1,834	1,555	677

Expense Example, No Redemption Putnam AMT-Free Municipal Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	142	157
3 years	440	486
5 years	761	839
10 years	1,499	1,834

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 25%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). The fund does not intend to invest in securities the interest on which is subject to the alternative minimum tax (AMT). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 8.19% Best calendar quarter Q3 2009 7.57% Worst calendar quarter Q4 2010 -4.92%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam AMT-Free Municipal Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(2.08%)	2.50%	3.65%
before taxes Class B	Class B	before taxes		(3.59%)	2.32%	3.43%
before taxes Class C	Class C	before taxes		0.19%	2.55%	3.27%
before taxes Class M	Class M	before taxes		(1.59%)	2.36%	3.43%
before taxes Class Y	Class Y	before taxes		2.17%	3.20%	3.70%
after taxes on distributions Class A	Class A	after taxes on distributions		(2.08%)	2.49%	3.53%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		0.11%	2.71%	3.65%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Tax-Free High Yield Fund
Fund summary
Goal
Putnam Tax-Free High Yield Fund seeks high current income exempt from federal income tax.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Tax-Free High Yield Fund	Class A		Class B		Class C		Class M	Class Y
Share class	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Tax-Free High Yield Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.48%		0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.09%		0.09%	0.09%	0.09%	0.09%
Total annual fund operating expenses	0.80%		1.42%	1.57%	1.07%	0.57%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Tax-Free High Yield Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	478	645	260	431	58
3 years	645	749	496	654	183
5 years	826	976	855	896	318
10 years	1,350	1,533	1,867	1,588	714

Expense Example, No Redemption Putnam Tax-Free High Yield Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	145	160
3 years	449	496
5 years	776	855
10 years	1,533	1,867

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 14%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 8.62% Best calendar quarter Q3 2009 14.53% Worst calendar quarter Q4 2008 -18.83%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Tax-Free High Yield Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		0.94%	1.80%	3.47%
before taxes Class B	Class B	before taxes		(0.52%)	1.68%	3.27%
before taxes Class C	Class C	before taxes		3.41%	1.84%	3.09%
before taxes Class M	Class M	before taxes		1.43%	1.67%	3.25%
before taxes Class Y	Class Y	before taxes		5.41%	2.56%	3.56%
after taxes on distributions Class A	Class A	after taxes on distributions		0.94%	1.79%	3.47%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		2.51%	2.27%	3.72%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM TAX FREE INCOME TRUST /MA/
Central Index Key	dei_EntityCentralIndexKey	0000771951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Putnam AMT-Free Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam AMT-Free Municipal Fund seeks high current income exempt from federal income tax.
Fees and expenses	ptfit771951_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	ptfit771951_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	ptfit771951_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 25%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). The fund does not intend to invest in securities the interest on which is subject to the alternative minimum tax (AMT). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ptfit771951_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 8.19% Best calendar quarter Q3 2009 7.57% Worst calendar quarter Q4 2010 -4.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.92%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam AMT-Free Municipal Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	475
3 years	rr_ExpenseExampleYear03	636
5 years	rr_ExpenseExampleYear05	811
10 years	rr_ExpenseExampleYear10	1,316
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.63%
2002	rr_AnnualReturn2002	9.62%
2003	rr_AnnualReturn2003	4.58%
2004	rr_AnnualReturn2004	3.62%
2005	rr_AnnualReturn2005	2.84%
2006	rr_AnnualReturn2006	3.83%
2007	rr_AnnualReturn2007	3.02%
2008	rr_AnnualReturn2008	(3.06%)
2009	rr_AnnualReturn2009	11.30%
2010	rr_AnnualReturn2010	2.01%
Putnam AMT-Free Municipal Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	642
3 years	rr_ExpenseExampleYear03	740
5 years	rr_ExpenseExampleYear05	961
10 years	rr_ExpenseExampleYear10	1,499
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	142
3 years	rr_ExpenseExampleNoRedemptionYear03	440
5 years	rr_ExpenseExampleNoRedemptionYear05	761
10 years	rr_ExpenseExampleNoRedemptionYear10	1,499
Putnam AMT-Free Municipal Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	257
3 years	rr_ExpenseExampleYear03	486
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	486
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,834
Putnam AMT-Free Municipal Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	428
3 years	rr_ExpenseExampleYear03	645
5 years	rr_ExpenseExampleYear05	880
10 years	rr_ExpenseExampleYear10	1,555
Putnam AMT-Free Municipal Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
Putnam AMT-Free Municipal Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.08%)
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	3.65%
Putnam AMT-Free Municipal Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.59%)
5 years	rr_AverageAnnualReturnYear05	2.32%
10 years	rr_AverageAnnualReturnYear10	3.43%
Putnam AMT-Free Municipal Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.19%
5 years	rr_AverageAnnualReturnYear05	2.55%
10 years	rr_AverageAnnualReturnYear10	3.27%
Putnam AMT-Free Municipal Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(1.59%)
5 years	rr_AverageAnnualReturnYear05	2.36%
10 years	rr_AverageAnnualReturnYear10	3.43%
Putnam AMT-Free Municipal Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	2.17%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	3.70%
Putnam AMT-Free Municipal Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(2.08%)
5 years	rr_AverageAnnualReturnYear05	2.49%
10 years	rr_AverageAnnualReturnYear10	3.53%
Putnam AMT-Free Municipal Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.11%
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10	3.65%
Putnam AMT-Free Municipal Fund | Barclays Capital Municipal Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%
Putnam Tax-Free High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Tax-Free High Yield Fund seeks high current income exempt from federal income tax.
Fees and expenses	ptfit771951_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	ptfit771951_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	ptfit771951_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 14%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (three years or longer).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ptfit771951_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 8.62% Best calendar quarter Q3 2009 14.53% Worst calendar quarter Q4 2008 -18.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Tax-Free High Yield Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	478
3 years	rr_ExpenseExampleYear03	645
5 years	rr_ExpenseExampleYear05	826
10 years	rr_ExpenseExampleYear10	1,350
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.96%
2002	rr_AnnualReturn2002	2.91%
2003	rr_AnnualReturn2003	6.10%
2004	rr_AnnualReturn2004	7.09%
2005	rr_AnnualReturn2005	5.86%
2006	rr_AnnualReturn2006	6.17%
2007	rr_AnnualReturn2007	(0.08%)
2008	rr_AnnualReturn2008	(24.46%)
2009	rr_AnnualReturn2009	35.10%
2010	rr_AnnualReturn2010	5.12%
Putnam Tax-Free High Yield Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	645
3 years	rr_ExpenseExampleYear03	749
5 years	rr_ExpenseExampleYear05	976
10 years	rr_ExpenseExampleYear10	1,533
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	145
3 years	rr_ExpenseExampleNoRedemptionYear03	449
5 years	rr_ExpenseExampleNoRedemptionYear05	776
10 years	rr_ExpenseExampleNoRedemptionYear10	1,533
Putnam Tax-Free High Yield Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	260
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	855
10 years	rr_ExpenseExampleNoRedemptionYear10	1,867
Putnam Tax-Free High Yield Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	431
3 years	rr_ExpenseExampleYear03	654
5 years	rr_ExpenseExampleYear05	896
10 years	rr_ExpenseExampleYear10	1,588
Putnam Tax-Free High Yield Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
Putnam Tax-Free High Yield Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.94%
5 years	rr_AverageAnnualReturnYear05	1.80%
10 years	rr_AverageAnnualReturnYear10	3.47%
Putnam Tax-Free High Yield Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(0.52%)
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	3.27%
Putnam Tax-Free High Yield Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	3.41%
5 years	rr_AverageAnnualReturnYear05	1.84%
10 years	rr_AverageAnnualReturnYear10	3.09%
Putnam Tax-Free High Yield Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	1.43%
5 years	rr_AverageAnnualReturnYear05	1.67%
10 years	rr_AverageAnnualReturnYear10	3.25%
Putnam Tax-Free High Yield Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	5.41%
5 years	rr_AverageAnnualReturnYear05	2.56%
10 years	rr_AverageAnnualReturnYear10	3.56%
Putnam Tax-Free High Yield Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.94%
5 years	rr_AverageAnnualReturnYear05	1.79%
10 years	rr_AverageAnnualReturnYear10	3.47%
Putnam Tax-Free High Yield Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.51%
5 years	rr_AverageAnnualReturnYear05	2.27%
10 years	rr_AverageAnnualReturnYear10	3.72%
Putnam Tax-Free High Yield Fund | Barclays Capital Municipal Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.